SUPPLEMENTAL FINANCIAL INFORMATION - Allowance of credit losses (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2021	Dec. 28, 2019	Dec. 29, 2018
Allowance for Credit Losses
Balance at beginning of year	$ 27.1
Provision for credit losses	20.3	$ 10.6	$ 5.1
Amounts written off	(5.7)
Other, including foreign currency translation	2.9
Balance at end of year	$ 44.6	$ 27.1